Allowance for loan losses - Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings (Details) $ in Thousands	Dec. 31, 2019 USD ($) units	Dec. 31, 2018 USD ($) units
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 27,406,873	$ 26,507,889
Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,511,493	1,723,446
Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	591,291	625,681
Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	996,694	1,236,355
Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,067	2,255
Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	8,842	12,049
Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,113,387	3,599,786
Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	24,293,486	22,908,103
Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,795,159	1,547,168
Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	49,700	87,535
Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	17,697	11,671
Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	10,226	10,569
Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	77,623	109,775
Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,717,536	1,437,393
CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,978,514	4,204,345
CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	572,965	623,141
CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	191,193	243,012
CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	340,106	389,517
CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,290	0
CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,107,554	1,255,670
CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,870,960	2,948,675
CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,925,464	2,021,192
CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	220,193	311,891
CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	190,387	198,473
CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	197,203	293,862
CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,629	2,078
CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	609,412	806,304
CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,316,052	1,214,888
Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	4,613,614	4,270,314
Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	618,540	660,917
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	171,643	131,725
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	151,258	232,974
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	148	177
Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	16	73
Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	941,605	1,025,866
Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,672,009	3,244,448
Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	12,312,751	12,043,019
Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,461,398	1,683,484
Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	570,920	584,881
Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	698,793	926,922
Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,067	2,255
Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	16	73
Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,736,194	3,197,615
Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	9,576,557	8,845,404
Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	831,092	779,449
Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	46,984	35,522
Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	17,940	38,375
Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	65,569	59,793
Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	130,493	133,690
Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	700,599	645,759
Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,183,532	7,235,258
Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,187	3,057
Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,218	2,182
Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	138,712	165,538
Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	143,117	170,777
Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,040,415	7,064,481
Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	22,105	25,949
Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	388	534
Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	202	224
Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,528	2,409
Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,118	3,167
Legacy | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,987	22,782
Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,059,507	934,773
Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,590	3,301
Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	68	12
Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,658	3,313
Leasing | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,055,849	931,460
Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,997,886	5,489,441
Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	536	849
Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11	19
Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	88,502	78,392
Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	8,758	11,964
Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	97,807	91,224
Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,900,079	5,398,217
Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,123,836	1,047,311
Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,461	16,035
Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,461	16,035
Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,104,375	1,031,276
Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	122,381	148,403
Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,024	2,780
Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,930	10,964
Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	9,954	13,744
Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	112,427	134,659
Personal Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,692,590	1,539,974
Personal Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	77	849
Personal Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	19
Personal Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	21,222	20,737
Personal Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Personal Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	403	701
Personal Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	21,702	22,306
Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,670,888	1,517,668
Auto Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,917,522	2,608,785
Auto Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Auto Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Auto Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	30,775	24,093
Auto Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Auto Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	372	84
Auto Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	31,147	24,177
Auto Loan | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,886,375	2,584,608
Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	141,557	144,968
Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	459	0
Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11	0
Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,020	14,747
Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	53	215
Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,543	14,962
Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	126,014	130,006
PUERTO RICO
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	20,180,232	19,883,472
PUERTO RICO | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,282,517	1,393,761
PUERTO RICO | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	528,419	545,707
PUERTO RICO | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	792,286	1,027,993
PUERTO RICO | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,067	2,255
PUERTO RICO | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	509	384
PUERTO RICO | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,608,798	2,970,100
PUERTO RICO | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	17,571,434	16,913,372
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	147,849	145,628
PUERTO RICO | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,341	1,634
PUERTO RICO | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,870	4,548
PUERTO RICO | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,793	$ 3,590
Weighted average obligor risk rating | units	11.82	11.20
PUERTO RICO | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
PUERTO RICO | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,004	9,772
PUERTO RICO | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 140,845	$ 135,856
Weighted average obligor risk rating | units	6.02	6.02
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 2,108,218	$ 2,322,601
PUERTO RICO | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	492,357	470,506
PUERTO RICO | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	166,810	233,173
PUERTO RICO | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 239,448	$ 342,962
Weighted average obligor risk rating | units	11.17	11.11
PUERTO RICO | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 3,290	$ 0
PUERTO RICO | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	901,905	1,046,641
PUERTO RICO | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,206,313	$ 1,275,960
Weighted average obligor risk rating | units	6.77	6.93
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,586,329	$ 1,722,253
PUERTO RICO | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	192,895	262,476
PUERTO RICO | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	184,678	174,510
PUERTO RICO | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 183,377	$ 291,468
Weighted average obligor risk rating | units	11.36	11.29
PUERTO RICO | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,629	$ 2,078
PUERTO RICO | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	562,579	730,532
PUERTO RICO | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,023,750	$ 991,721
Weighted average obligor risk rating | units	7.30	7.25
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 3,418,734	$ 3,182,161
PUERTO RICO | Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	592,861	655,092
PUERTO RICO | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	170,183	130,641
PUERTO RICO | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 130,872	$ 156,515
Weighted average obligor risk rating | units	11.26	11.33
PUERTO RICO | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 148	$ 177
PUERTO RICO | Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	16	73
PUERTO RICO | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	894,080	942,498
PUERTO RICO | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 2,524,654	$ 2,239,663
Weighted average obligor risk rating | units	7.20	7.15
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 7,261,130	$ 7,372,643
PUERTO RICO | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,279,454	1,389,708
PUERTO RICO | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	525,541	542,872
PUERTO RICO | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 555,490	$ 794,535
Weighted average obligor risk rating | units	11.25	11.22
PUERTO RICO | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 5,067	$ 2,255
PUERTO RICO | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	16	73
PUERTO RICO | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,365,568	2,729,443
PUERTO RICO | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 4,895,562	$ 4,643,200
Weighted average obligor risk rating | units	7.10	7.09
PUERTO RICO | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 137,470	$ 85,955
PUERTO RICO | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	340	147
PUERTO RICO | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	649	634
PUERTO RICO | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 20,771	$ 1,788
Weighted average obligor risk rating | units	11.01	12.00
PUERTO RICO | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
PUERTO RICO | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	21,760	2,569
PUERTO RICO | Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 115,710	$ 83,386
Weighted average obligor risk rating | units	7.85	7.64
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 6,166,748	$ 6,433,323
PUERTO RICO | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,187	3,057
PUERTO RICO | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,218	2,182
PUERTO RICO | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	127,621	154,506
PUERTO RICO | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	132,026	159,745
PUERTO RICO | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	6,034,722	6,273,578
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,059,507	934,773
PUERTO RICO | Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,590	3,301
PUERTO RICO | Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	68	12
PUERTO RICO | Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,658	3,313
PUERTO RICO | Leasing | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,055,849	931,460
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,555,377	5,056,778
PUERTO RICO | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	536	849
PUERTO RICO | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11	19
PUERTO RICO | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	84,814	73,863
PUERTO RICO | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	425	299
PUERTO RICO | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	85,786	75,030
PUERTO RICO | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,469,591	4,981,748
PUERTO RICO | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,123,800	1,047,273
PUERTO RICO | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,461	16,035
PUERTO RICO | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,461	16,035
PUERTO RICO | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,104,339	1,031,238
PUERTO RICO | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,038	5,351
PUERTO RICO | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	165
PUERTO RICO | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	165
PUERTO RICO | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,038	5,186
PUERTO RICO | Personal Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,368,150	1,250,625
PUERTO RICO | Personal Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	77	849
PUERTO RICO | Personal Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	19
PUERTO RICO | Personal Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,558	18,827
PUERTO RICO | Personal Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Personal Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Personal Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	19,635	19,695
PUERTO RICO | Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,348,515	1,230,930
PUERTO RICO | Auto Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,917,522	2,608,785
PUERTO RICO | Auto Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Auto Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Auto Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	30,775	24,093
PUERTO RICO | Auto Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Auto Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	372	84
PUERTO RICO | Auto Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	31,147	24,177
PUERTO RICO | Auto Loan | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,886,375	2,584,608
PUERTO RICO | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	140,867	144,744
PUERTO RICO | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	459	0
PUERTO RICO | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11	0
PUERTO RICO | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,020	14,743
PUERTO RICO | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
PUERTO RICO | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	53	215
PUERTO RICO | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	15,543	14,958
PUERTO RICO | Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	125,324	129,786
UNITED STATES
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,226,641	6,624,417
UNITED STATES | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	228,976	329,685
UNITED STATES | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	62,872	79,974
UNITED STATES | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	204,408	208,362
UNITED STATES | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	8,333	11,665
UNITED STATES | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	504,589	629,686
UNITED STATES | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	6,722,052	5,994,731
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,647,310	1,401,540
UNITED STATES | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	48,359	85,901
UNITED STATES | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	13,827	7,123
UNITED STATES | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 8,433	$ 6,979
Weighted average obligor risk rating | units	11.25	11.00
UNITED STATES | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	70,619	100,003
UNITED STATES | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,576,691	$ 1,301,537
Weighted average obligor risk rating | units	7.37	7.39
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,870,296	$ 1,881,744
UNITED STATES | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	80,608	152,635
UNITED STATES | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	24,383	9,839
UNITED STATES | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 100,658	$ 46,555
Weighted average obligor risk rating | units	11.00	11.01
UNITED STATES | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	205,649	209,029
UNITED STATES | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,664,647	$ 1,672,715
Weighted average obligor risk rating | units	6.94	6.82
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 339,135	$ 298,939
UNITED STATES | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	27,298	49,415
UNITED STATES | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	5,709	23,963
UNITED STATES | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 13,826	$ 2,394
Weighted average obligor risk rating | units	11.02	11.16
UNITED STATES | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	46,833	75,772
UNITED STATES | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 292,302	$ 223,167
Weighted average obligor risk rating | units	7.48	7.55
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,194,880	$ 1,088,153
UNITED STATES | Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	25,679	5,825
UNITED STATES | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,460	1,084
UNITED STATES | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 20,386	$ 76,459
Weighted average obligor risk rating | units	11.01	11.96
UNITED STATES | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	47,525	83,368
UNITED STATES | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,147,355	$ 1,004,785
Weighted average obligor risk rating | units	6.63	7.26
UNITED STATES | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 5,051,621	$ 4,670,376
UNITED STATES | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	181,944	293,776
UNITED STATES | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	45,379	42,009
UNITED STATES | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 143,303	$ 132,387
Weighted average obligor risk rating | units	11.02	11.56
UNITED STATES | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	370,626	468,172
UNITED STATES | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 4,680,995	$ 4,202,204
Weighted average obligor risk rating | units	7.04	7.14
UNITED STATES | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 693,622	$ 693,494
UNITED STATES | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	46,644	35,375
UNITED STATES | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	17,291	37,741
UNITED STATES | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 44,798	$ 58,005
Weighted average obligor risk rating | units	11.00	11.21
UNITED STATES | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	108,733	131,121
UNITED STATES | Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 584,889	$ 562,373
Weighted average obligor risk rating | units	7.74	7.85
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,016,784	$ 801,935
UNITED STATES | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11,091	11,032
UNITED STATES | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	11,091	11,032
UNITED STATES | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,005,693	790,903
UNITED STATES | Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	22,105	25,949
UNITED STATES | Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	388	534
UNITED STATES | Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	202	224
UNITED STATES | Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 1,528	$ 2,409
Weighted average obligor risk rating | units	11.25	11.17
UNITED STATES | Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 0	$ 0
UNITED STATES | Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,118	3,167
UNITED STATES | Legacy | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 19,987	$ 22,782
Weighted average obligor risk rating | units	7.95	7.94
UNITED STATES | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 442,509	$ 432,663
UNITED STATES | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	3,688	4,529
UNITED STATES | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	8,333	11,665
UNITED STATES | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	12,021	16,194
UNITED STATES | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	430,488	416,469
UNITED STATES | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	36	38
UNITED STATES | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	36	38
UNITED STATES | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	117,343	143,052
UNITED STATES | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,024	2,615
UNITED STATES | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	7,930	10,964
UNITED STATES | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	9,954	13,579
UNITED STATES | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	107,389	129,473
UNITED STATES | Personal Loan
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	324,440	289,349
UNITED STATES | Personal Loan | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Personal Loan | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Personal Loan | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	1,664	1,910
UNITED STATES | Personal Loan | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Personal Loan | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	403	701
UNITED STATES | Personal Loan | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	2,067	2,611
UNITED STATES | Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	322,373	286,738
UNITED STATES | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	690	224
UNITED STATES | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	4
UNITED STATES | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	0
UNITED STATES | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	0	4
UNITED STATES | Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	$ 690	$ 220